FINANCIAL RISK MANAGEMENT - Expected Maturity of Financial Assets and Liablities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 4,074	$ 4,148	$ 4,440
Notes receivable	217	187
Current receivables due from joint ventures	260	148
Non-current receivables due from joint ventures	202	358
Receivables due from joint ventures	51	61
Accounts receivable (note 18)	763	693
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	4,074	4,148
Notes receivable	217	187
Non-current receivables due from joint ventures	462	505
Receivables due from joint ventures	74	81
Restricted cash and cash equivalents	65	101
Trade and other payables, undiscounted cash flows	1,613	1,503
Bank borrowings, undiscounted cash flows	4,749	4,747
Other non-derivative financial Liabilities, undiscounted cash flows	595	574
Accounts receivable (note 18)	763	693
Liquidity risk | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	4,074	4,148
Notes receivable	0	0
Current receivables due from joint ventures	260	148
Receivables due from joint ventures	23	20
Restricted cash and cash equivalents	0	0
Trade and other payables, undiscounted cash flows	1,613	1,503
Bank borrowings, undiscounted cash flows	24	11
Other non-derivative financial Liabilities, undiscounted cash flows	85	69
Accounts receivable (note 18)	763	693
Liquidity risk | Later than one year and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	0	0
Notes receivable	61	46
Non-current receivables due from joint ventures	202	314
Receivables due from joint ventures	0	10
Restricted cash and cash equivalents	5	4
Trade and other payables, undiscounted cash flows	0	0
Bank borrowings, undiscounted cash flows	69	78
Other non-derivative financial Liabilities, undiscounted cash flows	167	243
Accounts receivable (note 18)	0	0
Liquidity risk | Later than three years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	0	0
Notes receivable	0	3
Non-current receivables due from joint ventures	0	43
Receivables due from joint ventures	0	0
Restricted cash and cash equivalents	0	0
Trade and other payables, undiscounted cash flows	0	0
Bank borrowings, undiscounted cash flows	12	12
Other non-derivative financial Liabilities, undiscounted cash flows	97	89
Accounts receivable (note 18)	0	0
Liquidity risk | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	0	0
Notes receivable	156	138
Non-current receivables due from joint ventures	0	0
Receivables due from joint ventures	51	51
Restricted cash and cash equivalents	60	97
Trade and other payables, undiscounted cash flows	0	0
Bank borrowings, undiscounted cash flows	4,644	4,646
Other non-derivative financial Liabilities, undiscounted cash flows	246	173
Accounts receivable (note 18)	$ 0	$ 0